SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial assets receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets receivable
Impairment losses	¥ 243,139	¥ 285,720	¥ 150,940